UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number:
                                        [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Astor Asset Management, LLC
Address: 111 S Wacker Drive, Suite 3950
         Chicago, IL 60606

Form 13F File Number: 028-13903

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert Stein
Title:   Managing Partner
Phone:   312-373-6280

Signature, Place, and Date of Signing:

Robert Stein                    Chicago, Illinois               May 10, 2010

Report Type:

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[ ] 13F COMBINATION REPORT


                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 6511742

Form 13F Information Table Value Total: $290,394
                                        (thousands)

List of Other Included Managers:
NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
GREENHAVEN CONTINUOUS CMDTY    COM              395258106    14051   560242 SH       Sole                     7847            552395
IPATH DJ-UBS COPPER SUBINDX    COM              06739F101     9745   201775 SH       Sole                     6150            195625
ISHARES BARCLAYS 1-3 YEAR TR   COM              464287457    29499   353827 SH       Sole                    23428            330399
ISHARES BARCLAYS AGGREGATE     COM              464287226    19194   184203 SH       Sole                     5861            178342
ISHARES DJ US MEDICAL DEVICE   COM              464288810    12604   215828 SH       Sole                     6695            209133
ISHARES DJ US OIL EQUIP & SV   COM              464288844    19368   440481 SH       Sole                    13602            426879
ISHARES DJ US TELECOMMUNICAT   COM              464287713    11546   576714 SH       Sole                    18603            558111
ISHARES IBOXX INV GR CORP BD   COM              464287242    19884   187994 SH       Sole                     5843            182151
ISHARES MSCI EMERGING MKT IN   COM              464287234    20485   486318 SH       Sole                    15071            471247
ISHARES NASDAQ BIOTECH INDX    COM              464287556    21091   231922 SH       Sole                     7209            224713
ISHARES RUSSELL 2000           COM              464287655    20428   301288 SH       Sole                     9551            291737
ISHARES SILVER TRUST           COM              46428Q109     9248   539560 SH       Sole                     7439            532121
JEFFERIES TR/J CRB GLBL COM    COM              00162Q304      204     4761 SH       Sole                     4761
POWERSHARES DB US DOL IND BU   COM              73936D107    20078   843630 SH       Sole                    26597            817033
POWERSHARES QQQ                COM              73935A104    21042   436910 SH       Sole                    13450            423460
PROSHARES SHORT 20+ TREASURY   COM              74347X849    20412   408968 SH       Sole                    12841            396127
SPDR BARCLAYS CAPITAL HIGH     COM              78464A417    20271   509457 SH       Sole                    15682            493775
WISDOMTREE DEFA FUND           COM              97717W703      281     6056 SH       Sole                                       6056
WISDOMTREE EARNINGS 500 FUND   COM              97717W588      302     7385 SH       Sole                                       7385
WISDOMTREE MIDCAP EARNINGS     COM              97717W570      334     7060 SH       Sole                                       7060
WISDOMTREE SMALLCAP EARNINGS   COM              97717W562      327     7363 SH       Sole                                       7363